Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Airlines - 0.5%
Southwest Airlines Co. (A)	12,853	$ 575,300

Banks - 8.6%
Citizens Financial Group, Inc.	29,651	1,526,137
Fifth Third Bancorp	38,277	1,708,302
First Citizens BancShares, Inc., Class A	423	329,551
Huntington Bancshares, Inc.	123,517	1,860,166
M&T Bank Corp.	12,155	2,058,814
Regions Financial Corp.	67,063	1,538,425
Zions Bancorp NA	14,662	994,377

		10,015,772

Beverages - 1.4%
Constellation Brands, Inc., Class A	3,569	848,530
Keurig Dr. Pepper, Inc.	19,039	722,530

		1,571,060

Building Products - 2.6%
Carlisle Cos., Inc.	6,888	1,539,055
Fortune Brands Home & Security, Inc.	15,933	1,500,410

		3,039,465

Capital Markets - 6.3%
Ameriprise Financial, Inc.	6,431	1,957,018
Northern Trust Corp.	11,504	1,341,827
Raymond James Financial, Inc.	14,466	1,531,515
State Street Corp.	15,274	1,443,393
T. Rowe Price Group, Inc.	6,879	1,062,324

		7,336,077

Chemicals - 1.4%
Celanese Corp.	6,540	1,018,344
RPM International, Inc.	7,502	664,752

		1,683,096

Communications Equipment - 1.4%
Motorola Solutions, Inc.	6,772	1,570,698

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	2,708	1,053,737

Consumer Finance - 1.0%
Discover Financial Services	9,891	1,144,883

Containers & Packaging - 1.8%
Packaging Corp. of America	7,206	1,085,440
Silgan Holdings, Inc.	23,464	1,050,718

		2,136,158

Distributors - 1.8%
Genuine Parts Co.	5,433	723,839
LKQ Corp.	25,291	1,388,223

		2,112,062

Diversified Financial Services - 0.6%
Voya Financial, Inc.	10,075	684,697

Electric Utilities - 3.4%
Edison International	11,981	752,287

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	12,174	$ 1,360,688
Xcel Energy, Inc.	26,261	1,829,341

		3,942,316

Electrical Equipment - 3.5%
Acuity Brands, Inc.	7,452	1,427,281
AMETEK, Inc.	8,528	1,166,375
Hubbell, Inc.	7,892	1,478,093

		4,071,749

Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	13,376	1,064,596
CDW Corp.	5,082	960,752
Jabil, Inc.	7,822	480,975
TD SYNNEX Corp.	10,681	1,116,912

		3,623,235

Entertainment - 1.2%
Zynga, Inc., Class A (A)	155,068	1,406,467

Equity Real Estate Investment Trusts - 10.2%
American Homes 4 Rent Trust, Class A	24,355	953,011
AvalonBay Communities, Inc.	4,268	1,042,374
Boston Properties, Inc.	8,048	902,020
Brixmor Property Group, Inc.	27,186	689,437
Essex Property Trust, Inc.	1,900	631,750
Federal Realty Investment Trust	4,350	554,582
Host Hotels & Resorts, Inc. (A)	21,714	376,521
JBG SMITH Properties	14,985	410,589
Kimco Realty Corp.	33,147	804,146
Mid-America Apartment Communities, Inc.	2,828	584,491
Rayonier, Inc.	26,454	966,629
Regency Centers Corp.	7,463	535,470
Rexford Industrial Realty, Inc.	7,683	562,165
Sun Communities, Inc.	2,967	560,644
Ventas, Inc.	8,254	437,627
Weyerhaeuser Co.	29,469	1,191,432
WP Carey, Inc.	9,252	717,955

		11,920,843

Food & Staples Retailing - 1.3%
Kroger Co.	17,216	750,446
US Foods Holding Corp. (A)	22,962	809,640

		1,560,086

Food Products - 0.8%
Post Holdings, Inc. (A)	8,878	939,470

Gas Utilities - 1.3%
National Fuel Gas Co.	24,114	1,464,443

Health Care Equipment & Supplies - 1.0%
Zimmer Biomet Holdings, Inc.	9,576	1,178,040

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	10,849	1,477,634
Henry Schein, Inc. (A)	15,007	1,130,027
Humana, Inc.	1,413	554,602
Laboratory Corp. of America Holdings (A)	5,871	1,593,155
Universal Health Services, Inc., Class B	9,604	1,249,096

		6,004,514

Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	4,223	590,671
Expedia Group, Inc. (A)	3,051	559,218

		1,149,889

Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 2.0%
Mohawk Industries, Inc. (A)	6,235	$ 984,319
Newell Brands, Inc.	56,976	1,322,413

		2,306,732

Household Products - 0.4%
Energizer Holdings, Inc.	13,846	520,748

Insurance - 6.0%
Alleghany Corp. (A)	923	612,872
Arch Capital Group Ltd. (A)	15,673	725,973
Hartford Financial Services Group, Inc.	16,835	1,209,931
Lincoln National Corp.	13,063	914,149
Loews Corp.	31,857	1,900,589
RenaissanceRe Holdings Ltd.	4,325	679,760
W.R. Berkley Corp.	10,572	893,334

		6,936,608

Interactive Media & Services - 1.0%
IAC / InterActiveCorp (A)	8,696	1,187,352

IT Services - 1.2%
FleetCor Technologies, Inc. (A)	5,584	1,330,444
GoDaddy, Inc., Class A (A)	723	54,738

		1,385,182

Machinery - 5.7%
IDEX Corp.	3,622	780,324
ITT, Inc.	14,429	1,326,314
Lincoln Electric Holdings, Inc.	9,034	1,154,906
Middleby Corp. (A)	6,505	1,204,726
Snap-on, Inc.	6,013	1,252,207
Timken Co.	14,070	939,876

		6,658,353

Media - 2.2%
Liberty Broadband Corp., Class C (A)	10,067	1,494,043
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	23,496	1,093,269

		2,587,312

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	17,385	647,070

Multi-Utilities - 3.3%
CMS Energy Corp.	24,634	1,585,937
Sempra Energy	4,712	651,010
WEC Energy Group, Inc.	16,596	1,610,476

		3,847,423

Multiline Retail - 1.1%
Kohl’s Corp.	20,731	1,237,848

Oil, Gas & Consumable Fuels - 4.4%
Coterra Energy, Inc.	75,344	1,650,034
Diamondback Energy, Inc.	12,814	1,616,614
Williams Cos., Inc.	62,625	1,874,992

		5,141,640

Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (A)	5,228	726,221

Professional Services - 0.9%
Leidos Holdings, Inc.	11,088	991,822

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (A)	11,009	$ 1,115,652

Software - 0.9%
NortonLifeLock, Inc.	42,302	1,100,275

Specialty Retail - 2.9%
AutoZone, Inc. (A)	815	1,618,875
Best Buy Co., Inc.	10,500	1,042,440
Gap, Inc.	41,915	757,404

		3,418,719

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc.	10,059	936,694
Ralph Lauren Corp.	8,596	952,781
Tapestry, Inc.	24,723	938,238

		2,827,713

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	44,046	668,618

Total Common Stocks (Cost $66,946,868)		113,489,345

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 0.00% (B), dated 01/31/2022, to be repurchased at $3,084,625 on 02/01/2022. Collateralized by a U.S. Government Obligation, 6.13%, due 11/15/2027, and with a value of $3,146,402.	$ 3,084,625	3,084,625

Total Repurchase Agreement (Cost $3,084,625)		3,084,625

Total Investments (Cost $70,031,493)		116,573,970
Net Other Assets (Liabilities) - (0.1)%		(128,226)

Net Assets - 100.0%		$ 116,445,744

Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$113,489,345	$—	$—	$113,489,345
Repurchase Agreement	—	3,084,625	—	3,084,625

Total Investments	$113,489,345	$3,084,625	$—	$116,573,970

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4